Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of revenue [line items]
Telecommunication Services	₺ 88,118,588	₺ 75,500,912		₺ 87,192,040
Equipment revenues	11,394,737	11,144,218		13,742,812
Revenue from financial services	4,153,403	3,280,539	[1]	3,348,061	[1]
Other	3,449,456	3,561,177		4,316,731
Total revenue	107,116,184	93,486,846	[1]	108,599,644	[1]
Interest income generated from consumer financing activities	2,023,862	1,546,463		1,611,840
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	91,170,422	77,536,602		89,428,218
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	2,474,574	2,434,151		2,389,092
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	4,153,403	3,280,539		3,348,081
All other segments [member]
Disclosure of revenue [line items]
Total revenue	9,317,785	10,235,554		13,434,253
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	86,033,365	73,395,928		85,301,533
Equipment revenues	4,981,916	4,119,171		4,111,543
Other	937,562	436,648		595,527
Total revenue	91,952,843	77,951,747		90,008,603
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	2,285,955	2,276,114		2,101,368
Equipment revenues	183,095	177,001		299,230
Other	156,636	219,942		266,573
Total revenue	2,625,686	2,673,057		2,667,171
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial services	4,568,674	3,545,379		3,550,776
Total revenue	4,568,674	3,545,379		3,550,776
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	6,315,781	6,886,804		9,496,810
Other	3,845,972	6,671,682		6,278,427
Total revenue	10,161,753	13,558,486		15,775,237
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(200,732)	(171,130)		(210,861)
Equipment revenues	(86,055)	(38,758)		(164,771)
Revenue from financial services	(415,271)	(264,840)		(202,715)
Other	(1,490,714)	(3,767,095)		(2,823,796)
Total revenue	(2,192,772)	(4,241,823)		(3,402,143)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(782,421)	(415,145)		(580,385)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(151,112)	(238,906)		(278,079)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(415,271)	(264,840)		(202,695)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (843,968)	₺ (3,322,932)		₺ (2,340,984)

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations